Financial investments - Summary of debt instruments measured at fair value through other comprehensive income (Parenthetical) (Detail) - PEN (S/)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Debt securities held	S/ 18,153,492,000	S/ 14,188,473,000
Net gains from the sale of financial investments	185,383,000	112,215,000	S/ 14,240,000
sovereign bonds [member]
Disclosure of financial assets [line items]
Net gains from the sale of financial investments	1,387,643,000
corporate bonds [member]
Disclosure of financial assets [line items]
Net gains from the sale of financial investments		1,497,451,000
Global bonds [member]
Disclosure of financial assets [line items]
Net gains from the sale of financial investments			S/ 1,197,115,000
Inteligo group corp [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Debt securities held	393,364,000	S/ 440,409,000
Interbank [Member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Debt securities held	S/ 320,713,000